Interest in Joint Operation (Details) $ in Millions, $ in Millions	Dec. 31, 2023 USD ($)	Dec. 31, 2023 AUD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 AUD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of joint operations [line items]
Non-current assets	$ 6,338.6		$ 5,535.7
Property, plant and equipment	5,074.4		4,815.7
Environmental trust funds	109.6		98.8		$ 88.1
Cash and cash equivalents	648.7		769.4		$ 524.7	$ 886.8
Inventories	827.9		759.0
Total assets	8,226.3		7,338.1
Retained earnings	2,963.9		2,629.2
Non-current liabilities	2,100.7		2,213.2
Deferred taxation	389.3		399.8
Finance lease liabilities	359.7		330.1
Long-term incentive plan	40.5		22.4
Current liabilities	1,505.8		785.4
Trade and other payables	643.9		600.7
Current portion of finance lease liabilities	76.7		64.1
Total equity and liabilities	8,226.3		7,338.1
Joint operations
Disclosure of joint operations [line items]
Non-current assets	507.0	$ 744.4	517.5	$ 759.0
Property, plant and equipment	507.0	744.4	515.0	755.4
Environmental trust funds	0.0	0.0	2.5	3.6
Current assets	70.3	103.2	62.6	91.9
Cash and cash equivalents	19.8	29.1	10.8	15.9
Inventories	47.2	69.3	50.4	74.0
Other receivables	3.3	4.8	1.4	2.0
Total assets	577.3	847.6	580.1	850.9
Retained earnings	168.5	247.4	116.9	171.5
Non-current liabilities	162.9	239.2	153.3	224.9
Deferred taxation	60.4	88.7	58.2	85.4
Finance lease liabilities	77.6	114.0	75.2	110.3
Environmental rehabilitation costs	22.2	32.6	18.1	26.6
Long-term incentive plan	2.7	3.9	1.8	2.6
Current liabilities	245.9	361.0	309.8	454.5
Related entity loans payable	209.6	307.6	278.7	408.9
Trade and other payables	27.2	40.0	23.0	33.7
Current portion of finance lease liabilities	9.1	13.4	8.1	11.9
Total equity and liabilities	$ 577.3	$ 847.6	$ 580.1	$ 850.9